Fair value measurements and derivative instruments	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair value measurements and derivative instruments

(9)   Fair value measurements and derivative instruments

Fair market value measurements

Depending on the inputs, we classify each fair value measurement as follows:

•	Level 1—based upon quoted prices for identical instruments in active markets,

•

Level 2—based upon quoted prices for similar instruments, prices for identical or similar instruments in markets that are not active, or model-derived valuations of all of whose significant inputs are observable, and

•	Level 3—based upon one or more significant unobservable inputs.

The following section describes key inputs and assumptions used in valuation methodologies of our assets and liabilities measured at fair value on a recurring basis:

Cash and cash equivalents, short-term notes and accounts receivable, accounts payable and other current payables—The carrying amount approximates fair value because of the short maturity of these instruments.

Debt—The fair value of our debt as of December 31, 2017 was $359.2 million versus a book value of $339.4 million. The fair value of our debt as of December 31, 2016 was $342.1 million versus a book value of $365.4 million. The fair values of the Senior Notes and the revolving facility were determined using Level 2 and Level 3 inputs, respectively.

Assets held for sale—Assets held for sale values are determined using Level 3 fair value inputs. These represent management's estimate of fair value based upon current quotes from participants in the sales process.

Foreign currency derivatives—Foreign currency derivatives are carried at market value using Level 2 inputs. We had outstanding losses of $0.1 million and $0.2 million as of December 31, 2017 and 2016, respectively.

Commodity derivative contracts—Commodity derivative contracts are carried at fair value. We determine the fair value using observable, quoted natural gas and refined oil product prices that are determined by active markets and therefore classify the commodity derivative contracts as Level 2. We had outstanding gains of $5.3 million and outstanding losses of $0.6 million as of December 31, 2017. There were no outstanding gains or losses as of December 31, 2016.

Additional fair value information related to our Pension funds' assets can be found in Note 12 "Retirement Plans and Postretirement Benefits".

Derivative instruments

We use derivative instruments as part of our overall foreign currency and commodity risk management strategies to manage the risk of exchange rate movements that would reduce the value of our foreign cash flows and to minimize commodity price volatility. Foreign currency exchange rate movements create a degree of risk by affecting the value of sales made and costs incurred in currencies other than the US dollar.

Certain of our derivative contracts contain provisions that require us to provide collateral. Since the counterparties to these financial instruments are large commercial banks and similar financial institutions, we do not believe that we are exposed to material counterparty credit risk. We do not anticipate nonperformance by any of the counter-parties to our instruments.

Foreign currency derivatives

We enter into foreign currency derivatives from time to time to attempt to manage exposure to changes in currency exchange rates. These foreign currency instruments, which include, but are not limited to, forward exchange contracts and purchased currency options, attempt to hedge global currency exposures such as foreign currency denominated debt, sales, receivables, payables, and purchases. Forward exchange contracts are agreements to exchange different currencies at a specified future date and at a specified rate. There was no ineffectiveness on these contracts during the twelve months ended December 31, 2016 or 2017.

In 2016 and 2017, we entered into foreign forward currency derivatives as hedges of anticipated cash flows denominated in the Mexican peso, South African rand, euro and Japanese yen. These derivatives were entered into to protect the risk that the eventual cash flows resulting from such transactions will be adversely affected by changes in exchange rates between the US dollar and the Mexican peso, South African rand, euro, Swiss franc and Japanese yen. As of December 31, 2017, we had outstanding Mexican peso, South African rand, euro, Swiss franc and Japanese yen currency contracts, with aggregate notional amounts of $18.9 million. As of December 31, 2016, we had outstanding Mexican peso, euro and Japanese yen currency contracts, with aggregate notional amounts of $22.6 million. The foreign currency derivatives outstanding as of December 31, 2017 have maturity dates in January 2018.

Commodity derivative contracts

We have entered into commodity derivative contracts for refined oil products. These contracts are entered into to protect against the risk that eventual cash flows related to these products will be adversely affected by future changes in prices. In the fourth quarter of 2017, we began to enter into three-to five-year take-or-pay contracts with many of our customers. We had outstanding commodity derivative contracts as of December 31, 2017 with notional amount of $143.9 million with maturities from January 2018 to June 2022. The outstanding commodity derivative contracts represented a net unrealized gain of $4.7 million as of December 31, 2017.

Net investment hedges

We use certain intercompany debt to hedge a portion of our net investment in our foreign operations against currency exposure (net investment hedge). Intercompany debt designated in foreign currency and designated as a non-derivative net investment hedging instrument was $14.8 million and $13.3 million as of December 31, 2017 and 2016, respectively. Within our currency translation adjustment portion of other comprehensive income, we recorded a gain of $1.4 million in 2017, and a loss of $1.5 million in 2016, resulting from these net investment hedges.

The fair value of all derivatives is recorded as assets or liabilities on a gross basis in our Consolidated Balance Sheets. At December 31, 2017 and 2016, the fair value of our derivatives and their respective balance sheet locations are presented in the following table:

	Asset derivatives		Liability derivatives
	Location	Fair value	Location	Fair value

	(Dollars in thousands)
As of December 31, 2017
Derivatives designated as cash flow hedges:
Commodity derivative contracts	Prepaid and other current assets	$2,518	Other accrued liabilities	$—
	Other long-term assets	2,808	Other long-term obligations	581

Total fair value		$5,326		$581

	Asset derivatives		Liability derivatives
	Location	Fair value	Location	Fair value

	(Dollars in thousands)
As of December 31, 2017
Derivatives not designated as hedges:
Foreign currency derivatives	Prepaid and other current assets	$9	Other current liabilities	$90
As of December 31, 2016
Derivatives not designated as hedges:
Foreign currency derivatives	Prepaid and other current assets	$10	Other current liabilities	$188

The location and amount of realized (gains) losses on derivatives are recognized in the Statements of Operations when the hedged item impacts earnings and are as follows for the years ended 2017 and 2016:

		Amount of (gain)/loss recognized
	Location of (gain)/loss recognized in the consolidated statement of income	2017	2016	For the period August 15 through December 31, 2015	For the period January 1 through December August 14, 2015

		(Dollars in thousands)
Derivatives designated as cash flow hedges:
Foreign currency derivatives, excluding tax of $0, $32, $17 and $106, respectively	Revenue/Cost of goods sold /Other expense /(income)	$—	$(322)	$(172)	$(1,062)
Commodity forward derivatives, excluding tax of ($424)	Cost of goods sold	$—	$—	$—	$1,161

		Amount of (gain)/loss recognized
	Location of (gain)/loss recognized in the consolidated statement of income	2017	2016	For the period August 15 through December 31, 2015	For the period January 1 through December August 14, 2015

		(Dollars in thousands)
Derivatives not designated as hedges:
Foreign currency derivatives	Cost of goods sold, Other expense/(income)	$(1,565)	$549	$(560)	$1,060

Our commodity derivatives are treated as hedges and are required to be measured at fair value on a recurring basis. With respect to the inputs used to determine the fair value, we use observable, quoted rates that are determined by active markets and, therefore, classify the contracts as "Level 2".